Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Operations - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Operations [Line Items]
Total revenues	$ 401,825	$ 370,325	$ 346,699
Cost of revenues	(355,662)	(328,793)	(305,354)
Income from operations	14,420	10,318	8,587
Net income	$ 10,828	$ 8,298	$ 6,644